Leases - Schedule of Minimum Future Operating Lease Payments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due [Abstract]
2017	$ 142,854
2018	138,555
2019	134,123
2020	122,781
2021	114,890
Thereafter	958,068
Total	$ 1,611,271